[LETTERHEAD OF WACHTELL, LIPTON, ROSEN & KATZ]

April 26, 2005

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

    Re:
    IAC/InterActiveCorp
    Registration Statement on Form S-4

Ladies and Gentlemen:

        On behalf of IAC/InterActiveCorp, a Delaware corporation ("IAC") (the "Registrant"), we transmit herewith via electronic transmission for filing under the Securities Act of 1933, as amended, and pursuant to Section 14(a) of the Securities Exchange Act of 1934, as amended, the Registrant's Registration Statement on Form S-4 (the "Registration Statement"), relating to up to 95,564,439 shares of common stock, par value $.01 per share, proposed to be issued pursuant to the Agreement and Plan of Merger and Reorganization, dated as of March 21, 2005, by and among IAC, AJI Acquisition Corp., a Delaware corporation and a wholly-owned subsidiary of IAC ("Merger Sub"), and Ask Jeeves, Inc., a Delaware corporation ("Ask Jeeves"), in connection with the merger of Merger Sub with and into Ask Jeeves (the "Merger"). The Registration Statement includes IAC's prospectus and Ask Jeeves' preliminary proxy statement in connection with the merger pursuant to Sections 14(c) and 14(a) under the Securities Exchange Act of 1934, as amended, and the rules and regulations of the Securities and Exchange Commission (the "Commission") promulgated thereunder.

        Sufficient funds have been deposited with the Securities and Exchange Commission (the "Commission") to cover the filing fee of $243,640.13, calculated pursuant to Securities Act Rule 457 in the manner set forth in detail on the cover page of the Registration Statement.

        On April 25, 2005, Expedia, Inc., a Delaware corporation ("Expedia"), and IAC filed with the Commission a joint Registration Statement on Form S-4 (the "Spin-Off Registration Statement"), which included a preliminary proxy statement/prospectus and form of proxy in respect of (1) the spin-off of Expedia from IAC to holders of shares of IAC Common Stock and IAC Class B Common Stock (together, the "IAC Common Shares") by way of a reclassification of IAC's Common Shares (the "Spin-Off"), and (2) IAC's annual meeting of stockholders, at which IAC will present to its stockholders, among other matters, proposals to effect the Spin-Off transaction. Ask Jeeves stockholders are not being asked to vote on the Spin-Off or on any of the related IAC proposals to be presented at the IAC annual meeting; however, if the merger is consummated, current Ask Jeeves stockholders may be record holders of IAC capital stock at the time of the spin-off. In view of the fact that, if the Spin-Off is consummated, the Spin-Off and the related IAC proposals may impact the rights of current Ask Jeeves stockholders as stockholders of IAC, IAC has included as Appendix E to the Registration Statement a discussion of certain material aspects of the Spin-Off proposal and the related IAC proposals. Appendix E to the Registration Statement is substantially excerpted from the Spin-Off Registration Statement, and the parties anticipate that amendments to Appendix E will reflect conforming changes to the Spin-Off Registration Statement.

        The parties intend to consummate the Merger as soon as practicable following effectiveness of the Registration Statement. Should you have any questions or require any additional information in connection with the filing, please do not hesitate to contact the Registrant's counsel at Wachtell, Lipton, Rosen & Katz, David C. Karp at (212) 403-1327 or Laura E. Muñoz at (212) 403-1307.

Very truly yours,
/s/ LAURA E. MUÑOZ Laura E. Muñoz

Enclosures

cc:
IAC/InterActiveCorp
The Nasdaq Stock Market, Inc.